Employee Benefit Plan (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
2GIG
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contributions to the plan	$ 0	$ 0